Equity-accounted investees - Call Option (Details) ₽ in Thousands	12 Months Ended
	Dec. 31, 2020 RUB (₽) item	Dec. 31, 2019 RUB (₽) item
Equity-accounted investees
Gains (losses) on financial assets at fair value through profit or loss	₽ 150
Net gain on financial assets measured at fair value through profit and loss	150
Call Option | Skillaz
Equity-accounted investees
Fair value of financial assets	25,491	₽ 25,341
Gains (losses) on financial assets at fair value through profit or loss	150	0
Net gain on financial assets measured at fair value through profit and loss	₽ 150	₽ 0
Call Option | Skillaz | BSM pricing model | Expected volatility
Equity-accounted investees
Measurement input | item	0.38	0.40
Call Option | Skillaz | BSM pricing model | Risk-free interest rate
Equity-accounted investees
Measurement input | item	0.039	7.00